Related-Party Transactions - Summary of Voting Percentage of Related Party (Details) (10-K)	12 Months Ended
Dec. 31, 2020 shares
Voting Rights	46,312,377
Company Total Voting Rights	52,562,877
Percentage of total voting rights	88.10%
Seenu G. Kasturi [Member] | Series A Convertible Preferred Stock [Member]
Number of Shares	449,581
Percentage of outstanding Shares	100.00%
Voting Rights	44,958,100
Seenu G. Kasturi [Member] | Common Stock [Member]
Number of Shares	508,600
Percentage of outstanding Shares	6.688%
Voting Rights	508,600
Kasturi Children's Trust [Member] | Common Stock [Member]
Number of Shares	561,777
Percentage of outstanding Shares	7.387%
Voting Rights	561,777
Saroj Kasturi [Member] | Common Stock [Member]
Number of Shares	283,900
Percentage of outstanding Shares	3.733%
Voting Rights	283,900